FINANCING AND LOANS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCING AND LOANS
Schedule of current and non-current energy supplies

	12/31/2022	12/31/2021	12/31/2022	12/31/2021

	Average Rate
Eletronorte	13.30	6.73	—	—
CGT Eletrosul	7.83	5.76	—	—
Furnas	7.27	5.83	—	—
Amazonas Energia S.A.	14.81	7.59	4,596,971	4,009,587
Equatorial Alagoas Distribuidora de Energia S.A.	15.65	5.69	389,979	1,135,749
Itaipu Binacional	5.23	5.43	84,133	688,884
Eletropaulo Metropolitana Eletricidade de São Paulo S.A.	12.74	5.34	354,779	687,679
Equatorial Piauí Distribuidora de Energia S.A.	15.15	6.29	1,229	411,595
Boa Vista S.A.	13.49	7.02	148,219	143,896
Eletronuclear	5.00	5.00	8,168	—
Others	—	—	174,256	154,477
(-) ECL	—	—	(4,736,089)	(1,388,340)
Total			1,021,645	5,843,527

Principal			671,236	1,232,745
Charges			21,603	19,021
Current			692,839	1,251,766

Non-current			328,806	4,591,761

			1,021,645	5,843,527

Schedule of movement of loans receivable

Opening balance at December 31, 2021 and 2020	5,843,527	10,924,899
Amortization of principal	(2,100,842)	(4,800,916)
Interest, charges, Monetary and exchange variations incurred	753,367	815,326
Interest received	(93,965)	(558,369)
ECL	(3,347,749)	(633,338)
Derecognition of liabilities with RGR	(573,008)	24,119
Loss from write-off of Itaipu receivables	(46,751)	—
Effects of Electronuclear Deconsolidation	587,067	—
Release	—	71,806
Final balance at December 31, 2022 and 2021	1,021,645	5,843,527

Schedule of changes in the estimates of loss of financing and loans granted by the company

Opening balance at December 31, 2021 and 2020	1,388,340	755,002
(+) Complement	3,347,749	633,338
Final balance at December 31, 2022 and 2021	4,736,089	1,388,340